Investment Adviser
                Chase Investment Counsel Corporation
                    300 Preston Avenue, Suite 403
                Charlottesville, Virginia 22902-5091

                             Distributor
                    First Dominion Capital Corp.
                    1500 Forest Avenue, Suite 223
                      Richmond, Virginia 23229

                           Transfer Agent
                         Fund Services, Inc.
                        Post Office Box 26305
                      Richmond, Virginia 23260
                      (800) 628-4077 Toll Free

                        Independent Auditors
                       Tait, Weller and Baker
                   1818 Market Street, Suite 2400
                  Philadelphia, Pennsylvania 19103

                            Legal Counsel
               Paul, Hastings, Janofsky & Walker, LLP
                    55 Second Street, 24th Floor
                   San Francisco, California 94105



     This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-888-861-7556.

     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

                            CHASE MID-CAP GROWTH FUND



                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company



                          Annual Report to Shareholders


                              For the Period Ended
                               September 30, 2002





                      Chase Investment Counsel Corporation
                               300 Preston Avenue
                                    Suite 403
                      Charlottesville, Virginia 22902-5091

                              Advisor: 434-293-9104
                       Shareholder Servicing: 888-861-7556

Chase Mid-Cap Growth Fund






                                                     November 7, 2002

Dear Fellow Shareholders:

     Chase Investment Counsel Corporation became the investment adviser to the Fund on September 1, 2002. At that time the investment strategy was changed to focus on mid-cap growth stocks. Prior to September 1, 2002, the Fund's previous investment adviser had adopted a defensive posture and had kept the Fund's investment portfolio in cash and cash equivalents, which contributed to its neutral performance for much of the fiscal period. By the end of September, the emphasis on mid-cap equities was up to 50% of the Fund's assets. Now as I write this first shareholder letter, the Fund has 69% of its assets invested in 28 mid-cap stocks ranging in market capitalization from $14.4 billion (SLM Corporation) to $491 million (Wintrust Financial Co.), for a weighted market cap of $5.8 billion.

     As you may know, our Chase Growth Fund was the second best performing Large Cap Growth Fund in Lipper Analytical's universe for the one year period ended 9/30/02 (out of 683 funds) and for the three years ended 9/30/02 (out of 453 funds). We will be using the same investment process which combines fundamental, quantitative, and technical research that is used for the Chase Growth Fund in choosing investments for the Fund. We seek good quality companies that enjoy above average, sustainable earnings growth with strong balance sheets to support that growth. The Fund's portfolio includes a group of companies that we believe represent relatively outstanding investment opportunities. As shown in the accompanying charts, we compare the characteristics of our Fund's stocks to the Russell MidCap Growth Index. The stocks held by the Fund enjoyed higher five-year average annual earnings per share growth rates of 23% vs. 18% for the Russell MidCap Growth Index. They are significantly more profitable with a return on equity of 25% vs. 18%, and have stronger balance sheets with debt to total capital of 31% vs. 34%. On average, they sell at 15% higher price/earnings multiple than the Russell MidCap Growth Index (21.7X vs. 18.9X) based on estimated 2002 reported earnings. However, our stocks are selling at only 0.96 times their five year historical growth rates compared to 1.05 times for the Russell MidCap Growth Index. Similarly they sell at 0.93 times their projected reinvestment rates compared to 1.16 times for the Russell MidCap Growth Index.

     The economy is struggling with a very modest recovery. The stock market reflects a tug of war between deflationary forces caused by excess capacity, rigorous competition and excess debt which is depressing profits, and the aggressive Federal Reserve policy of lower interest rates and huge expansion of liquidity (i.e., the money supply). As long as all the major indexes continue to sell below their 200 day moving averages, we assume the stock market is still in a secular decline.

     The bearish analysts sometimes refer to the Japanese Nikkei as a possible disaster scenario, which could happen here, but they fail to mention that even that horrendous decline included three recovery rallies, which exceeded 50%. Our economy is much broader and healthier than Japan's. Even if you focus on "the Wealth Effect", the substantial decline in equity values has been partially offset by increases in real estate. The Federal Reserve recently reported that household net worth as of the second quarter of 2002 was $40.1 trillion, which was down only 5.5% from its $42.4 trillion peak in 1999.

     At the October lows the market was very oversold. It is currently benefiting from the November-April favorable seasonal period as well as the four-year election cycle. Since 1914, the average rise from the 22 mid-term election year lows (assume Dow 7286 on 10/9/02 this year) to the next year highs averaged 50%. Even if the long-term trend is still down, we believe it would be normal for the market to experience a mini bull rally through year-end and perhaps well into next year. However, until valuations improve we will remain cautious.

     Valuation is still excessive by historical norms. On October 31, 2002, Ned Davis Research estimated total common stock market capitalization stood at 92.5% of nominal GDP. While that is down substantially from its March 2000 peak of 171.5%, it is still very high compared to ratios of 86.5% and 79.2% respectively at the 1929 and 1973 peaks.

     We believe our investment strategy with a well defined investment process that involves significant valuation and technical parameters seeking attractive growth stocks at a reasonable price will continue to perform relatively well for the intermediate term. We are not going to speculate on depressed stocks for which earnings have little or no visibility, but we think taking advantage of weakness in good quality growth stocks is a sounder long term strategy than buying stocks with little or no growth, many of which are cyclical and face rough competition from worldwide excess capacity. We are in a Buy and Sell market as opposed to a Buy and Hold one. The recent volatility in the stock market (for instance between Memorial Day and Labor Day, 57% of the total trading sessions involved 200 point swings in the Dow) demonstrates the need for a consistent investment discipline that has proven itself over several market cycles.

     Chase Investment Counsel Corp. now manages over $1.5 billion in assets. The Chase Mid-Cap Growth Fund is managed by the same investment team and senior portfolio managers, David Scott and myself, that manage our large separate accounts. As a moderate size firm, we have much more flexibility in buying and selling large and mid-cap stocks without a significant market impact.

     As the largest shareholder I assure you that we will be working very hard to find, analyze and invest in relatively attractive stocks. We appreciate your confidence and look forward to a long investment relationship together. Listed below are the 10 largest holdings as of September 30, 2002.


                                 TOP 10 HOLDINGS
1.       AutoZone Inc.                      6.       Wellpoint Health Networks
2.       Teva Pharmaceutical ADR            7.       Apollo Group
3.       Church & Dwight                    8.       ChoicePoint Inc.
4.       Universal Health Services          9.       Suncor Energy
5.       Patterson Dental                  10.       Darden Restaurants

Derwood S. Chase, Jr., President
Chase Investment Counsel Corporation

     Performance Figures of the fund and indexes referenced represent past performance and are not indicative of future performance of the fund or the indexes. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. Indexes do not incur expenses and are not available for investment.

Chase Mid-Cap Growth Fund Stocks vs. Russell MidCap Growth Index


                    Chase Mid-Cap Growth Fund Stocks
September 30, 2002          Russell MidCap Growth

[graphics omitted]

                               Chase Mid-Cap
                             Growth Fund Stocks            Russell MidCap Growth
                             --------------------          ---------------------

Last 5 Year Earnings Growth           23%                            18%
Return on Equity                      25%                            18%
Reinvestment Rate                     23%                            16%
Debt/Total Capital                    31                             34
Weighted Avg. Cap. (Billions)         5.8                            4.5
Weighted Avg. Beta (Volatility)       0.87                           1.08
Price/Earnings to Historical Growth   0.96                           1.05
Price/Earnings to Reinvestment Rate   0.93                           1.16
Price/Earnings Estimated 2002         21.7                           18.9

Chase Mid-Cap Growth Fund Stocks vs. S&P 500


                       Chase Mid-Cap Growth Fund Stocks
September 30, 2002                        S&P 500

[graphics omitted]

                               Chase Mid-Cap
                             Growth Fund Stocks            Russell MidCap Growth
                             --------------------          ---------------------

Last 5 Year Earnings Growth           23%                             6%
Return on Equity                      25%                            14%
Reinvestment Rate                     23%                             7%
Debt/Total Capital                    31%                            38%
Weighted Avg. Cap. (Billions)         5.8                            70.9
Weighted Avg. Beta (Volatility)       0.87                           1.00
Price/Earnings to Historical Growth   0.96                           4.50
Price/Earnings to Reinvestment Rate   0.93                           4.08
Price/Earnings Estimated 2002         21.7                           26.5


     *CICC normalized reported earnings,S&P normalized operating earnings; S&P reported earnings growth 3.6%

        COMPARISON OF $10,000 INVESTMENT IN CHASE MID-CAP GROWTH FUND VS.
                   RUSSELL MID-CAP GROWTH INDEX FROM 9/1/02*

                     DATE              FUND              INDEX

                   09/01/02           $10,000           $10,000
                   09/30/02           $ 9,217           $ 9,205

 Past performance is not predictibe of future performance. Performance figures include deduction of maximum applicable sales charges.


               Total Return For Period Ended September 30, 2002**
                            Since Inception 09/01/02*
                            -------------------------

                                     (7.83%)

    **The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


* On September 1, 2002, Chase Investment Counsel Corporation became the Investment Advisor to the Fund and the Fund's investment strategy was changed. Previous periods during which the Fund was advised by other investment advisers are not shown in the graph or reflected in the return calculation.


The Russell Midcap Growth Index is a market capitalization-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                            CHASE MID-CAP GROWTH FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2002


Number                                                            Market
Of Shares          Security Description                           Value
--------------     --------------------                        -----------

                   COMMON STOCKS:                    50.25%
                   BEVERAGE:                          2.41%
      550          Constellation Brands*                        $   12,705
                                                               -----------

                   COMPUTER SOFTWARE & SERVICES:      0.98%
       90          Cognizant Technology Solutions Corp*              5,172
                                                               -----------

                   DENTAL SUPPLIES:                   3.01%
      310          Patterson Dental Co.*                            15,866
                                                               -----------

                   DRUGS:                             3.31%
      260          Teva Pharmaceutical                              17,420
                                                               -----------

                   ENERGY/OIL/GAS/COAL:               2.76%
      860          Suncor Energy                                    14,577
                                                               -----------

                   FINANCE/BANKS:                     4.29%
      340          North Fork Bancorp                               12,866
      340          Wintrust Financial                                9,741
                                                               -----------
                                                                    22,607
                                                               -----------

                   FINANCIAL SERVICES - MORTGAGE:    2.33%
      260          Countrywide Credit                               12,259
                                                               -----------

                   FINANCIAL SERVICES - DIVERSIFIED: 4.24%
      310          H&R Block, Inc.                                  13,023
      100          SLM Corporation                                   9,314
                                                               -----------
                                                                    22,337
                                                               -----------
                   HEALTH CARE BENEFITS:             2.92%
      210          Wellpoint Health Networks*                       15,393
                                                                -----------

                   HOSPITALS:                        3.11%
      320          Universal Health Service "B" *                   16,368
                                                               -----------

                   HOUSEHOLD PRODUCTS:               3.27%
      520          Church & Dwight                                  17,237
                                                               -----------

Number                                                            Market
Of Shares           Security Description                          Value
--------------     ----------------------                      -----------

                   INFORMATION SERVICES:             2.84%
      420          Choicepoint, Inc.*                           $   14,969
                                                               -----------

                   INSURANCE-PROPERTY:               2.18%
      400          Fidelity National  Financial                     11,492
                                                               -----------

                   LEISURE TIME:                     1.41%
      160          Harley-Davidson                                   7,432
                                                               -----------

                   MEDICAL SUPPLIES & EQUIPMENT:     1.94%
      330          Lincare Holdings*                                10,243
                                                               -----------

                   RESTAURANTS:                      2.62%
      570          Darden Restaurants                               13,817
                                                               -----------

                   RETAIL-SPECIALTY:                 3.74%
      250          Autozone*                                        19,715
                                                               -----------
                   SERVICE COMPANIES:                2.89%
      350          Apollo Group*                                    15,235
                                                               -----------
                   TOTAL COMMON STOCKS                         -----------
                   (Cost: $276,614)                                264,844
                                                               -----------

Principal Amount    FIXED INCOME SECURITIES:         9.74%
----------------
 $     210,000      US Treasury Bill
                    maturity date 11/21/02 (0%;cost $209,470)      209,470
                                                               -----------

                    TOTAL INVESTMENTS:
                    (Cost: $486,084 )**              89.99%        474,314
                    Other assets, net:               10.01%         52,757
                                                    -------    -----------
                    NET ASSETS:                     100.00%     $  527,071
                                                    =======    ===========
*  Non-income producing
**Cost for Federal income tax purpose is $486,084 and net unrealized depreciation consists of:
              Gross unrealized appreciation  $   3,571
              Gross unrealized depreciation    (15,341)
                                             -----------
              Net unrealized depreciation    $ (11,770)
                                             ===========
See Notes to Financial Statements

CHASE MID-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2002
-------------------------------------------------------------------------------

ASSETS
  Investments at value (identified cost of $486,084) (Notes 1 & 3)   $ 474,314
  Cash                                                                  52,428
  Receivables:
        Interest receivable                          $     116
        Due from investment advisor (Note 2)             3,810
                                                     ---------
                                                                         3,926
                                                                     ---------
        TOTAL ASSETS                                                   530,668
                                                                     ---------

LIABILITIES
  Accrued expenses                                                       3,597
                                                                     ---------
NET ASSETS                                                           $ 527,071
                                                                     =========

NET ASSET VALUE AND REDEMPTION PRICE
PER SHARE ($527,071/27,048 shares outstanding)(Note 2)               $   19.49
                                                                     =========

MAXIMUM OFFERING PRICE PER SHARE ($19.49 x 100 / 94.25)              $   20.68
                                                                     =========

  At September 30, 2002 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:

  Paid in capital                                                    $ 538,841
  Net unrealized depreciation of investments                           (11,770)
                                                                     ---------
  Net Assets                                                         $ 527,071
                                                                     =========


  See Notes to Financial Statements

CHASE MID-CAP GROWTH FUND
STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED SEPTEMBER 30, 2002*
-------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                             $     477
                                                                     ---------
EXPENSES
  Investment advisory fees (Note 2)                  $     903
  Custody and accounting fees                           13,257
  Recordkeeping and administrative services (Note 2)     9,192
  Registration fees                                        434
  Transfer agent fees (Note 2)                           5,190
  Shareholder servicing and reports (Note 2)               585
  Legal and audit fees                                   7,003
  Miscellaneous                                          4,941
                                                     ---------
    Total expenses                                                      41,505
  Management fee waiver and reimbursed
   expenses(Note 2)                                                    (40,610)
                                                                     ---------
    Net expenses                                                           895
                                                                     ---------
    Net investment loss                                                   (418)
                                                                     ---------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
     Net realized gain on investments                                    -
     Net decrease in unrealized appreciation
      on investments                                                   (11,770)
                                                                     ---------
     Net loss on investments                                           (11,770)
                                                                     ---------
     Net decrease in net assets resulting from operations            $ (12,188)
                                                                     =========

* The Fund changed its year end from November 30 to September 30. This represents the period from December 1, 2001 to September 30, 2002.



See Notes to Financial Statements

CHASE MID-CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                         Period ended          Period ended
                                      September 30, 2002^   November 30, 2001*
                                      ------------------    -----------------
OPERATIONS
  Net investment loss                        $     (418)      $       (2,854)
  Net realized gain on investments                   -                58,096
  Change in unrealized depreciation of
    investments                                 (11,770)                 -
                                              ----------       --------------
  Net increase (decrease) in net assets
    resulting from operations                   (12,188)              55,242

DISTRIBUTION TO SHAREHOLDERS FROM
    Capital gains ($6.75 and $-- per share,
     respectively)                              (55,242)                 -

CAPITAL SHARE TRANSACTIONS
     Net increase in net assets resulting from
      capital share transactions**              373,932             165,327
                                               ---------       -------------
     Net increase in net assets                 306,502             220,569
   Net assets at beginning of period            220,569                -
                                               ---------       -------------
NET ASSETS at the end of the period$            527,071        $    220,569
                                               =========       =============

** A summary of capital share transactions follows:

                               Period ended           Period ended
                            September 30, 2002^     November 30, 2001*
                           ---------------------  ---------------------
                            Shares       Value      Shares      Value
                           ---------   ---------  ---------   ---------
Shares sold                 25,409     $506,150     18,554     $479,950
Shares reinvested            2,733       55,242       -            -
Shares redeemed             (9,276)    (187,460)   (10,372)    (314,623)
                           ---------   ---------  ---------   ---------
Net increase                18,866     $373,932      8,182     $165,327
                           =========   =========  =========   =========


^The Fund changed its year end from November 30 to September 30. This represents the period from December 1, 2001 to September 30, 2002.

*   Commencement of operation was January 1, 2001.

See Notes to Financial Statements

CHASE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------

                                        Period ended          Period ended
                                     September 30, 2002^     November 30, 2001*
                                    ---------------------   -------------------
Per Share Operating Performance
Net asset value, beginning of period              $26.96             $20.00
                                    ---------------------   -------------------
Income from investment operations-
   Net investment loss                             (0.02)             (0.35)
   Net realized and unrealized gain
    (loss)on investments                           (0.70)              7.31
                                    ---------------------   -------------------
   Total from investment operations                (0.72)              6.96
Less distributions from net realized gains
   on investments                                  (6.75)                 -
                                    ---------------------   -------------------
Net asset value, end of period                    $19.49             $26.96
                                    =====================   ===================
Total Return                                       (3.56)%            34.79%
                                    =====================   ===================

Ratios/Supplemental Data
    Net assets, end of period (000's)               $527               $221
Ratio to average net assets (A)
  Expenses, net                                     1.48%**            2.00%**
  Net investment loss                              (0.69%)**          (1.25%)**
Portfolio turnover rate                             0.00%            683.55%

*   Commencement of operation was January 1, 2001.

**  Annualized

^ The Fund changed its year end from November 30 to September 30. This represents the period from December 1, 2001 to September 30, 2002.

(A) Expense reimbursements and fee waivers reduced the expense ratio and increased net investment income ratio by 67.15% for the period ended September 30, 2002 and by 16.49% for the period ended November 30, 2001.


See Notes to Financial Statements

CHASE MID-CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2002
-------------------------------------------------------------------------------

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The Chase Mid-Cap Growth Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in January 2001 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock. Effective September 5, 2002, the Fund changed its name from the Newby Fund to the Chase Mid-Cap Growth Fund and changed its investment strategy to focus on investments in mid-cap securities.

     The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of common stocks or securities convertible into common stock of U.S. companies that have a mid-size market capitalization ("mid-cap securities"). The adviser considers a mid-cap security to be one that has a market capitalization of between $1 billion and $10 billion.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

     E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, Chase Investment Counsel Corporation (CICC), provides investment services for an annual fee of 1% of average daily net assets. For the period December 1, 2001 to August 31, 2002, Commonwealth Capital Management, LLC (CCM) provided advisory services to the Fund for an annual fee, adjusted for performance, which was measured against the performance of the Russell 3000 Index, with a maximum and minimum annual fee of 2.25% and .25%, respectively, of average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund through September 5, 2005 for expenses in order to limit the operating expenses to no more than 1.48% of average net assets. For the period ended September 30, 2002, CICC waived fees of $314 and reimbursed expenses of $3,810. CCM waived fees of $8,586 and reimbursed expenses of $27,900 for the period ended September 30, 2002. As of September 30, 2002, the Fund was due $3,810 from CICC.

     CICC will be entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by CICC is the sum of all fees previously waived or remitted by CICC to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to CICC with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of September 30, 2002 was $4,124.

     First Dominion Capital Corp. (FDCC) acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. There were no underwriting fees received by FDCC in connection with the distribution of the Fund's shares for the period ended September 30, 2002. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within sixty days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period ended September 30, 2002, there were no CDSC's for Fund shares redeemed..

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $1,780 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the first $50 million average daily net assets of the Fund; and 0.15% on average daily net assets in excess of $50 million.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $5,190 for its services for the period ended September 30, 2002.

     Certain officers and/or directors of the Fund are also officers and/or directors of CICC, CCM, FDCC, CSS, and FSI.


NOTE 3-INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $486,084 and $0, respectively.


NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL


     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

     The tax character of distributions paid during 2002 and 2001 was as follows:

                                       Period ended           Period ended
                                    September 30, 2002      November 30, 2001
                                    ------------------      -----------------
     Distributions paid from:
      Ordinary income                     $55,242                 $--
                                         =========               =====

     As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                    Unrealized depreciation           ($11,770)
                                                      =========
NOTE 5- Special Meeting of Shareholders

     A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on August 24, 2002 pursuant to notice duly given to all shareholders of record at the close of business on August 6, 2002. At the Special Meeting, shareholders were asked to approve an Investment Advisory Agreement between the Company, on behalf of the Fund and Chase Investment Counsel Corporation. The number of shares voting for approval of the Investment Advisory Agreement was 1,696, the number of shares voting against approval of the Investment Advisory Agreement was 0, the number of shares abstaining was 0 and the number of broker non-votes was 0.

Report of Independent Certified Public Accountants

To the Shareholders and Board of Directors of The World Funds, Incorporated Richmond, Virginia

     We have audited the accompanying statement of assets and liabilities of the Chase Mid-Cap Growth Fund (formerly, Newby Fund), a series of The World Funds, Inc., including the schedule of portfolio investments as of September 30, 2002, and the related statement of operations and the statement of changes in net assets and financial highlights for the period December 1, 2001 to September 30, 2002, and for the period January 1, 2001 (commencment of operations) to November 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chase Mid-Cap Growth Fund as of September 30, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period December 1, 2001 to September 30, 2002 and, for the period January 1, 2001 to November 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
November 12, 2002

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

     Information pertaining to the directors and officers of the Company is set forth below. The Statement of Additional Information (the "SAI")includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.
===============================================================
Name, Address  Position(Number Principal         Other
and Age(1)     Held     of     Occupation(s)     Directorships by
               with     Funds  During the Past   by
               Company  in     5 Years           Directors
               and      Company                  and
               Tenure   Overseen                 Number
                                                 of Fund
                                                 in the
                                                 Complex
                                                 Overseen
---------------------------------------------------------------
---------------------------------------------------------------
Interested Director:
---------------------------------------------------------------
---------------------------------------------------------------
John Pasco,    Chairman,7      Mr. Pasco is      Vontobel
III(2)         Director        Treasurer and a   Funds,
 (56)          and             Director of       Inc.--3
               Treasurer       Commonwealth      Funds;
               since           Shareholder       The
               May,            Services, Inc.,   World
               1997            ("CSS"), the      Insurance
                               Company's         Trust--1
                               Administrator,    Fund
                               since 1985;
                               President and
                               Director of
                               First Dominion
                               Capital Corp.,
                               ("FDCC"), the
                               Company's
                               Underwriter;
                               Director and
                               shareholder of
                               Fund Services,
                               Inc., the
                               Company's
                               Transfer and
                               Disbursing Agent
                               since 1987;
                               President and
                               Treasurer
                               of
                               Commonwealth
                               Capital
                               Management, Inc.
                               since 1983 which
                               also owns an
                               interest in the
                               investment
                               manager of The
                               New Market Fund
                               and an interest
                               in the
                               investment
                               adviser to the
                               Third Millennium
                               Russia Fund, two
                               other funds of
                               the Company;
                               President of
                               Commonwealth
                               Capital
                               Management, LLC,
                               a registered
                               investment
                               adviser, since
                               December, 2000;
                               Shareholder of
                               Commonwealth
                               Fund Accounting,
                               Inc., which
                               provides
                               bookkeeping
                               services;
                               Chairman,
                               Director and
                               Treasurer of
                               Vontobel Funds,
                               Inc., a
                               registered
                               investment
                               company, since
                               March, 1997;
                               Chairman,
-----------------------------------------------------------
----------------------------------------------------------
Name, Address  Position(Number Principal         Other
and Age(1)     Held     of     Occupation(s)     Directorships
               with     Funds  During the Past   by
               Company  in     5 Years           Directors
               and      Company                  and
               Tenure   Overseen                 Number
                                                 of Fund
                                                 in the
                                                 Complex
                                                 Overseen
-----------------------------------------------------------
Interested Director (continued):
-----------------------------------------------------------
John Pasco,                    Director and
III(2)                         Treasurer of The
 (56)                          World Insurance
                               Trust, a
                               registered
                               investment
                               company, since
                               May, 2002.  Mr.
                               Pasco is also a
                               certified public
                               accountant.
-----------------------------------------------------------
-----------------------------------------------------------
Non-Interested Directors:
-----------------------------------------------------------
-----------------------------------------------------------
Samuel Boyd,   Director 7      Mr. Boyd is       Vontobel
Jr.            since           Manager of the    Funds,
 (61)          May,            Customer          Inc.--3
               1997            Services          Funds;
                               Operations and    The
                               Accounting        World
                               Division of the   Insurance
                               Potomac Electric  Trust--1
                               Power Company     Fund
                               since August,
                               1978; and
                               Director of
                               Vontobel Funds,
                               Inc., a
                               registered
                               investment
                               company, since
                               March,  1997;
                               Trustee of The
                               World Insurance
                               Trust, a
                               registered
                               investment
                               company, since
                               May, 2002.  Mr.
                               Boyd is also a
                               certified public
                               accountant.
-----------------------------------------------------------
-----------------------------------------------------------
William E.     Director 7      Mr. Poist is a    Vontobel
Poist          since           financial and     Funds,
(65)           May,            tax consultant    Inc.--3
               1997            through his firm  Funds;
                               Management        The
                               Consulting for    World
                               Professionals     Insurance
                               since 1968;       Trust--1
                               Director of       Fund
                               Vontobel Funds,
                               Inc., a
                               registered
                               investment
                               company, since
                               March, 1997;
                               Trustee of The
                               World Insurance
                               Trust, a
                               registered
                               investment
                               company, since
                               May, 2002.  Mr.
                               Poist is also a
                               certified public
                               accountant.
-----------------------------------------------------------
Paul M.        Director 7      Mr. Dickinson is  Vontobel
Dickinson      since           President of      Funds,
(54)           May,            Alfred J.         Inc.--3
               1997            Dickinson, Inc.   Funds;
                               Realtors since    The
                               April, 1971;      World
                               Director of       Insurance
                               Vontobel Funds,   Trust--1
                               Inc., a           Fund
                               registered
                               investment
                               company, since
                               March, 1997; and
                               a Trustee of The
                               World Insurance
                               Trust, a
                               registered
                               investment
                               company, since
                               May, 2002.
-----------------------------------------------------------
-----------------------------------------------------------
Name, Address  Position(Number Principal         Other
and Age(1)     Held     of     Occupation(s)     Directorships
               with     Funds  During the Past   by
               Company  in     5 Years           Directors
               and      Company                  and
               Tenure   Overseen                 Number
                                                 of Funds
                                                 in the
                                                 Complex
                                                 Overseen
-----------------------------------------------------------
Officers:
-----------------------------------------------------------
-----------------------------------------------------------
*F. Byron      SecretaryN/A    Mr. Parker is     N/A
Parker, Jr.    since           Secretary of CSS
 (58)          May,            and FDCC since
               1997            1986; Secretary
                               of Vontobel
                               Funds, Inc., a
                               registered
                               investment
                               company, since
                               March, 1997;
                               Secretary of The
                               World Insurance
                               Trust, a
                               registered
                               investment
                               company, since
                               May, 2002; and
                               partner in the
                               law firm Parker
                               and McMakin.
-----------------------------------------------------------
-----------------------------------------------------------
*Jane H.       Vice     N/A    Ms. Williams is   N/A
Williams       President       the President of
3000 Sand      of the          Sand Hill
Hill Road      Company         Advisors, Inc.
Suite 150      and             since August,
Menlo Park,    President       2000 and was the
CA  94025      of the          Executive Vice
(53)           Sand            President of
               Hill            Sand Hill
               Portfolio       Advisors, since
               Manager         1982.
               Fund
               series
               since
               May,
               1997.
-----------------------------------------------------------
-----------------------------------------------------------
*Leland H.     PresidentN/A    Mr. Faust is      N/A
Faust          of the          President of CSI
One            CSI             Capital
Montgomery     Equity          Management, Inc.
St.,           Fund            since 1978.  Mr.
Suite 2525     series          Faust is also a
San            and the         partner in the
Francisco, CA  CSI             law firm Taylor
94104          Fixed           & Faust since
(55)           Income          September, 1975.
               Fund
               series
               since
               October,
               1997.
-----------------------------------------------------------
-----------------------------------------------------------
*Franklin A.   Vice     N/A    Mr. Trice is      N/A
Trice, III     President       President of
P. O. Box 8535 of the          Virginia
Richmond, VA   Company         Management
23226          and             Investment Corp.
(38)           President       since May, 1998;
               of the          and a registered
               New             representative
               Market          of FDCC, the
               Fund            Company's
               series          underwriter
               since           since September,
               October,        1998.  Mr. Trice
               1998.           was a broker
                               with Scott &
                               Stringfellow
                               from March, 1996
                               to May, 1997 and
                               with Craigie,
                               Inc. from March,
                               1992 to January,
                               1996.
-----------------------------------------------------------
-----------------------------------------------------------
*John T.       Vice     N/A    Mr. Connor is     N/A
Connor, Jr.    President       President of
1185 Avenue    of the          Third Millennium
of the         Company         Investment
Americas,      and             Advisors, LLC
32nd Floor     President       since April
New York, NY   of the          1998; and
10036          Third           Chairman of
(61)           Millennium      ROSGAL Insurance
               Russia          since 1993.
               Fund
-----------------------------------------------------------
-----------------------------------------------------------
Name, Address  Position(Number Principal         Other
and Age(1)     Held     of     Occupation(s)     Directorships
               with     Funds  During the Past   by
               Company  in     5 Years           Directors
               and      Company                  and
               Tenure   Overseen                 Number
                                                 of Funds
                                                 in the
                                                 Complex
                                                 Overseen
-----------------------------------------------------------
Officers (continued):
-----------------------------------------------------------
*John T.       series
Connor, Jr.    since
1185 Avenue    October,
of the         1998
Americas,
32nd Floor
New York, NY
10036
(61)
-----------------------------------------------------------
-----------------------------------------------------------
*Steven T.     Vice     N/A    Mr. Newby is      N/A
Newby          President       President of
555 Quince     of the          Newby & Co., a
Orchard Rd.,   Company         NASD
Suite 610      and             broker/dealer
Gaithersburg,  President       since July,
MD 20878       of the          1990; and
(55)           GenomicsFund    President of
               series          xGENx, LLC since
               since           November, 1999.
               March,
               2000
-----------------------------------------------------------
-----------------------------------------------------------
*Derwood S.    Vice     N/A    Mr. Chase is      N/A
Chase, Jr.     President       President of
300 Preston    of the          Chase Investment
Avenue,        Company         Counsel
Suite 403      and             Corporation and
CharlottesvillePresident       its predecessor,
VA 22902       of the          since 1957.
(70)           Chase
               Mid-Cap
               Growth
               Fund
               since
               August,
               2002
===========================================================


     (1) Unless otherwise indicated, each director or officer may be contacted by writing the director or officer, c/o The World Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229.

     (2) Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns First Dominion Capital Corp., the principal underwriter of the Company; and (3) he owns or controls the Company's various service providers.

* Affiliated with a manager or investment adviser to a fund of the Company.

Each director holds office for an indefinite term and until the earlier of:
the Company's next annual meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.